Wireless Licenses, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Changes in Carrying Amount of Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2015	$75,341
Acquisitions (Note 2)	10,474
Capitalized interest on wireless licenses	389
Reclassifications, adjustments and other	371

Balance at December 31, 2015	$86,575
Acquisitions (Note 2)	28
Capitalized interest on wireless licenses	506
Reclassifications, adjustments and other	(436)

Balance at December 31, 2016	$86,673

Changes in Carrying Amount of Goodwill

Changes in the carrying amount of Goodwill are as follows:

		(dollars in millions)
	Wireless	Wireline	Other	Total
Balance at January 1, 2015	$18,390	$6,249	$–	$24,639
Acquisitions (Note 2)	3	–	2,035	2,038
Reclassifications, adjustments and other	–	(1,918)	572	(1,346)

Balance at December 31, 2015	$18,393	$4,331	$2,607	$25,331
Acquisitions (Note 2)	–	–	2,310	2,310
Reclassifications, adjustments and other	–	(547)	111	(436)

Balance at December 31, 2016	$18,393	$3,784	$5,028	$27,205

Composition of Other Intangible Assets, Net

The following table displays the composition of Other intangible assets, net:

				(dollars in millions)
		2016			2015
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (6 to 14 years)	$2,884	$(480)	$2,404	$4,139	$(2,365)	$1,774
Non-network internal-use software (3 to 8 years)	16,135	(10,913)	5,222	14,542	(9,620)	4,922
Other (5 to 25 years)	1,854	(583)	1,271	1,346	(450)	896

Total	$20,873	$(11,976)	$8,897	$20,027	$(12,435)	$7,592

Amortization Expense for Other Intangible Assets	The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2016	$1,701
2015	1,694
2014	1,567

Estimated Future Amortization Expense for Other Intangible Assets	Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2017	$1,749
2018	1,564
2019	1,358
2020	1,121
2021	938